Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Uncertainties [Abstract]
Opening Balance	$ 1,028	$ 786
Increase related to current year tax provisions	242	242
Closing Balance	$ 1,270	$ 1,028